LICENSE (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
LICENSE
Amortiziation expenses	$ 164,584	$ 164,584	$ 141,249